Interest Bearing Financial Liabilities - Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 192,556	$ 25.0	₱ 176,276
Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	6,152		15,511
Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date July Twenty Five Two Thousand Twelve [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Date of Loan Agreement	July 25, 2012
Dates Drawn	July 27, 2012
Outstanding Amounts			282
Facility Agent	Metrobank
Installments	Annual amortization rate of 1% of the issue price on the first-year up to the sixth-year from issue date and the balance payable upon maturity on July 27, 2019
Prepayments Amount	₱ 1,188
Prepayments Date	July 29, 2013
Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date September Nineteen Two Thousand Twelve [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,800
Date of Loan Agreement	September 19, 2012
Dates Drawn	September 21, 2012
Outstanding Amounts	₱ 3,599		6,340
Facility Agent	Metrobank
Installments	Series A: 1% annual amortization on the first up to sixth-year, with the balance payable on September 21, 2019;
Prepayments Amount	₱ 2,055
Prepayments Date	June 21, 2013
Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date November Twenty Two Thousand Twelve [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 6,200
Date of Loan Agreement	November 20, 2012
Dates Drawn	November 22, 2012
Outstanding Amounts	₱ 2,255		5,828
Facility Agent	BDO Unibank, Inc., or BDO
Installments	Series A: Annual amortization rate of 1% of the issue price on the first-year up to the sixth- year from issue date and the balance payable upon maturity on November 22, 2019;
Prepayments Amount	₱ 3,549
Prepayments Date	February 22, 2019
Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date June Fourteen Two Thousand Thirteen [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,055
Date of Loan Agreement	June 14, 2013
Dates Drawn	June 21, 2013
Outstanding Amounts	₱ 298		1,932
Facility Agent	Metrobank
Installments	Series A: Annual amortization rate of 1% of the issue price up to the fifth-year and the balance payable upon maturity on September 21, 2019;
Prepayments Amount	₱ 1,644
Prepayments Date	September 23, 2019
Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date July Nineteen Two Thousand Thirteen [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,188
Date of Loan Agreement	July 19, 2013
Dates Drawn	July 29, 2013
Outstanding Amounts			1,129
Facility Agent	Metrobank
Installments	Annual amortization rate of 1% of the issue on the first-year up to the fifth- year from the issue date and the balance payable upon maturity on July 27, 2019
Prepayments Amount	₱ 1,129
Prepayments Date	April 29, 2019
Fixed Rate Retail Bonds [Member] | Loan Agreement Date January Twenty Two Two Thousand Fourteen [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 15,000
Date of Loan Agreement	January 22, 2014
Dates Drawn	February 6, 2014
Outstanding Amounts	₱ 14,965		14,943
Facility Agent	Philippine Depositary Trust Corp.
Installments	Php12.4B – non- amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non- amortizing payable in full on February 6, 2024
Prepayments Date	—
Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 18,190		18,351
Unsecured Term Loan [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Date of Loan Agreement	July 1, 2016
Lender(s)	Metrobank
Dates Drawn	February 20, 2017
Drawn Amount	₱ 3,000
Paid in full on	—
Outstanding Amounts	₱ 2,929		2,957
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on February 22, 2027
Unsecured Term Loans [Member] | Loan agreement date September 28,2016 [Member] | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,400
Date of Loan Agreement	September 28, 2016
Lender(s)	Union Bank
Dates Drawn	October 24, 2016 and November 21, 2016
Drawn Amount	₱ 5,400
Paid in full on	—
Outstanding Amounts	₱ 5,229		5,281
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023
Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date July Twenty Five Two Thousand Twelve [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepayments Amount	₱ 282
Prepayments Date	April 29, 2019
Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date September Nineteen Two Thousand Twelve [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,610
Prepayments Amount	₱ 2,741
Prepayments Date	September 23, 2019
Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date November Twenty Two Thousand Twelve [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,775
Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date June Fourteen Two Thousand Thirteen [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	1,735
Series B1 [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date September Nineteen Two Thousand Twelve [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,190
Installments	Series B: 1% annual amortization on the first up to ninth-year, with the balance payable on September 21, 2022
Series B1 [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date November Twenty Two Thousand Twelve [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,425
Installments	Series B: Annual amortization rate of 1% of the issue price on the first-year up to the ninth-year from issue date and the balance payable upon maturity on November 22, 2022
Series B1 [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Loan Agreement Date June Fourteen Two Thousand Thirteen [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 320
Installments	Series B: Annual amortization rate of 1% of the issue price up to the eighth-year and the balance payable upon maturity on September 21, 2022
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart Communications, Inc. [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		45.6
Date of Loan Agreement	February 22, 2013
Lender(s)	Nordea Bank, subsequently assigned to SEK on July 3, 2013
Installments Terms	10 equal semi-annual, commencing 6 months after the applicable mean delivery date
Final Installment Terms	Tranche A1 and B1: July 16, 2018; Tranche A2 and B2: April 15, 2019
Dates Drawn	Various dates in 2013-2014
Drawn Amount | $		45.6
Paid in full on	July 16, 2018 and April 15, 2019
Outstanding Amounts			103	$ 2.0
Export Credit Agencies-Supported Loans [Member] | Tranche A1 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart Communications, Inc. [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		25.0
Paid in full on	July 16, 2018
Export Credit Agencies-Supported Loans [Member] | Tranche A2 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart Communications, Inc. [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		19.0
Paid in full on	April 15, 2019
Export Credit Agencies-Supported Loans [Member] | Tranche B1 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart Communications, Inc. [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		0.9
Paid in full on	July 16, 2018
Export Credit Agencies-Supported Loans [Member] | Tranche B2 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart Communications, Inc. [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		0.7
Paid in full on	April 15, 2019
Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 154,410		122,470
Term Loans [Member] | Others One
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 7,252	143.0	8,456	161.0
Term Loans [Member] | Others One | Borrowing Drawn Date One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Dates Drawn	March 2, 2015
Drawn Amount | $		10.0
Term Loans [Member] | Others One | Loan amount to finance the supply of GSM mobile telephone equipment and related services with agreement date January 16, 2013 [Member] | January Sixteen Two Thousand Thirteen [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		300.0
Date of Loan Agreement	January 16, 2013
Lender(s)	Syndicate of Banks with MUFG Bank, Ltd. as Facility Agent
Installments Terms	9 equal semi-annual installment, commencing on the date which falls 12 months after the date of the loan agreement, with final installment on January 16, 2018
Dates Drawn	Various dates in 2013
Drawn Amount | $		300.0
Paid in full on	January 16, 2018
Term Loans [Member] | Others One | Loan Amount To Finance The Supply Of Gsm Mobile Telephone Equipment And Related Services With Agreement Date March Twenty Five Two Thousand Thirteen [member] | March twenty five two thousand thirteen loan agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		50.0
Date of Loan Agreement	March 25, 2013
Lender(s)	FEC
Installments Terms	9 equal semi-annual installment, commencing six months after drawdown date, with final installment on March 23, 2018
Dates Drawn	Various dates in 2013 and 2014
Drawn Amount | $		32.0
Cancelled Undrawn Amount | $		18.0
Paid in full on	March 23, 2018
Term Loans [Member] | Others One | Loan Amount To Finance The Supply Of Gsm Mobile Telephone Equipment And Related Services With Agreement Date May Thirty First Two Thousand Thirteen [member] | May thirty first two thousand thirteen loan agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		80.0
Date of Loan Agreement	May 31, 2013
Lender(s)	China Banking Corporation, or CBC
Installments Terms	10 equal semi-annual installment, commencing six months after drawdown date, with final installment on May 31, 2018
Dates Drawn	September 25, 2013
Drawn Amount | $		80.0
Paid in full on	May 31, 2018
Term Loans [Member] | Others One | Loan Amount To Finance The Supply Of GSM Mobile Telephone Equipment And Related Services With Agreement Date June Twenty Two Thousand Thirteen [member] | June twenty two thousand thirteen loan agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		120.0
Date of Loan Agreement	June 20, 2013
Lender(s)	Mizuho Bank Ltd. and Sumitomo Mitsui Banking Corporation, or Sumitomo, with Sumitomo as Facility Agent
Installments Terms	8 equal semi-annual installment, commencing six months after drawdown date, with final installment on June 20, 2018
Dates Drawn	September 25, 2013
Drawn Amount | $		120.0
Paid in full on	June 20, 2018
Term Loans [Member] | Others One | Loan Amount To Finance The Supply Of GSM Mobile Telephone Equipment And Related Services With Loan Agreement March Seven Two Thousand Fourteen [member] | March 7, 2014 Loan Agreement One [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		100.0
Date of Loan Agreement	March 7, 2014
Lender(s)	MUFG Bank, Ltd.
Installments Terms	9 equal semi-annual installment, commencing 12 months after drawdown date, with final installment on March 7, 2019
Dates Drawn	Various dates in 2014
Drawn Amount | $		90.0
Paid in full on	March 7, 2019
Outstanding Amounts			583	11.0
Term Loans [Member] | Others One | Loan Amount To Finance The Supply Of Gsm Mobile Telephone Equipment And Related Services With Agreement Date May 14, 2014 [member] | May fourteen two thousand fourteen loan agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		50.0
Date of Loan Agreement	May 14, 2014
Lender(s)	Mizuho Bank Ltd.
Installments Terms	9 equal semi-annual installment, commencing 11 months after drawdown date, with final installment on May 14, 2019
Dates Drawn	July 1, 2014
Drawn Amount | $		50.0
Paid in full on	May 14, 2019
Outstanding Amounts			291	6.0
Term Loans [Member] | Others One | Loan Amount To Finance The Supply Of Gsm Mobile Telephone Equipment And Related Services With Agreement Date August 5, 2014 [member] | August fifth two thousand fourteen loan agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		100.0
Date of Loan Agreement	August 5, 2014
Lender(s)	Philippine National Bank, or PNB
Installments Terms	Annual amortization rate of 1% of the issue price on the first-year up to the fifth-year from the initial drawdown date, with final installment on August 11, 2020
Dates Drawn	Various dates in 2014
Drawn Amount | $		100.0
Paid in full on	—
Outstanding Amounts	₱ 4,826	95.0	5,046	96.0
Term Loans [Member] | Others One | August twenty nine two thousand fourteen loan agreement [member] | August twenty nine two thousand fourteen loan agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		50.0
Date of Loan Agreement	August 29, 2014
Lender(s)	Metrobank
Installments Terms	Annual amortization rate of 1% of the issue price payable semi- annually starting on the first-year up to the fifth-year from the initial drawdown date and the balance payable upon maturity on September 2, 2020
Dates Drawn	September 2, 2014
Drawn Amount | $		50.0
Paid in full on	—
Outstanding Amounts	₱ 2,426	48.0	2,536	48.0
Term Loans [Member] | Others Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	47,416		48,604
Term Loans [Member] | Others Two | U.S. Dollar Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 9,777	192.0	14,793	281.0
Term Loans [Member] | Others Two | U.S. Dollar Debts [Member] | February Twenty Six Two Thousand Fifteen Loan Agreement | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		200.0
Date of Loan Agreement	February 26, 2015
Lender(s)	MUFG Bank, Ltd.
Installments Terms	Commencing 36 months after loan date, with semi- annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022
Dates Drawn	Various dates in 2015
Drawn Amount | $		200.0
Paid in full on	—
Outstanding Amounts	₱ 3,797	74.0	5,492	104.0
Term Loans [Member] | Others Two | U.S. Dollar Debts [Member] | Loan agreement date March 4, 2015 [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		200.0
Date of Loan Agreement	March 4, 2015
Lender(s)	Mizuho Bank Ltd.
Installments Terms	9 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on March 4, 2020
Dates Drawn	Various dates in 2014
Drawn Amount | $		90.0
Paid in full on	March 4, 2020
Outstanding Amounts	₱ 1,128	22.0	3,490	66.0
Term Loans [Member] | Others Two | U.S. Dollar Debts [Member] | Loan agreement date January 31, 2017 [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		25.0
Date of Loan Agreement	January 31, 2017
Lender(s)	NTT Finance Corporation
Installments Terms	Non-amortizing, payable upon maturity on March 27, 2024
Dates Drawn	March 30, 2017
Drawn Amount | $		25.0
Paid in full on	—
Outstanding Amounts	₱ 1,263	25.0	1,306	25.0
Term Loans [Member] | Others Two | U.S. Dollar Debts [Member] | Loan agreement date December 7, 2015 [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		100.0
Date of Loan Agreement	December 7, 2015
Lender(s)	Mizuho Bank Ltd.
Installments Terms	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022
Dates Drawn	Various dates in 2016
Drawn Amount | $		100.0
Paid in full on	—
Outstanding Amounts	₱ 2,324	46.0	3,198	61.0
Term Loans [Member] | Others Two | U.S. Dollar Debts [Member] | Loan agreement date March 4, 2020 [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		140.0
Date of Loan Agreement	March 4, 2020
Lender(s)	PNB
Installments Terms	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity.
Dates Drawn	—
Paid in full on	—
Term Loans [Member] | Others Two | U.S. Dollar Debts [Member] | Loan agreement date March 22, 2016 [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		25.0
Date of Loan Agreement	March 22, 2016
Lender(s)	NTT Finance Corporation
Installments Terms	Non-amortizing, payable upon maturity on March 30, 2023
Dates Drawn	March 30, 2016
Drawn Amount | $		25.0
Paid in full on	—
Outstanding Amounts	₱ 1,265	25.0	1,307	$ 25.0
Term Loans [Member] | Unsecured Term Loan [Member] | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Date of Loan Agreement	March 26, 2014
Lender(s)	Union Bank
Dates Drawn	March 28, 2014
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 1,900		1,920
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on March 29, 2021
Term Loans [Member] | Unsecured Term Loan [Member] | March Twenty Two Thousand Twelve | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Date of Loan Agreement	March 20, 2012
Lender(s)	RCBC
Dates Drawn	April 12, 2012
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 1,940		1,960
Terms	Annual amortization rate of 1% on the fifth-year up to the ninth-year from the initial drawdown date and the balance payable upon maturity on April 12, 2022
Term Loans [Member] | Unsecured Term Loan [Member] | August Thirty One Two Thousand Twelve | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 200
Date of Loan Agreement	August 31, 2012
Lender(s)	Manufacturers Life Insurance Co. (Phils.), Inc.
Dates Drawn	October 9, 2012
Drawn Amount	₱ 200
Paid in full on	April 10, 2019
Outstanding Amounts			200
Terms	Payable in full upon maturity on October 9, 2019
Term Loans [Member] | Unsecured Term Loan [Member] | September Three Two Thousand Twelve | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Date of Loan Agreement	September 3, 2012
Lender(s)	Union Bank of the Philippines, or Union Bank
Dates Drawn	January 11, 2013
Drawn Amount	₱ 1,000
Paid in full on	January 13, 2020
Outstanding Amounts	₱ 940		950
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown date and the balance payable upon maturity on January 13, 2020
Term Loans [Member] | Unsecured Term Loan [Member] | October Eleven Two Thousand Twelve | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Date of Loan Agreement	October 11, 2012
Lender(s)	Philippine American Life and General Insurance Company, or Philam Life
Dates Drawn	December 3, 2012
Drawn Amount	₱ 1,000
Paid in full on	—
Outstanding Amounts	₱ 1,000		1,000
Terms	Payable in full upon maturity on December 5, 2022
Term Loans [Member] | Unsecured Term Loan [Member] | December Seventeen Two Thousand Twelve | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Date of Loan Agreement	December 17, 2012
Lender(s)	LBP
Dates Drawn	Various dates in 2012-2013
Drawn Amount	₱ 3,000
Paid in full on	December 20, 2019
Outstanding Amounts			2,820
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on December 20, 2019
Term Loans [Member] | Unsecured Term Loan [Member] | November Thirteen Two Thousand Thirteen | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Date of Loan Agreement	November 13, 2013
Lender(s)	Bank of the Philippine Islands, or BPI
Dates Drawn	Various dates in 2013-2014
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 1,880		1,900
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown and the balance payable upon maturity on November 22, 2020
Term Loans [Member] | Unsecured Term Loan [Member] | November Twenty Five Two Thousand Thirteen | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Date of Loan Agreement	November 25, 2013
Lender(s)	Metrobank
Dates Drawn	November 29, 2013
Drawn Amount	₱ 3,000
Paid in full on	—
Outstanding Amounts	₱ 1,199		1,497
Terms	Annual amortization rate of 10% of the total amount drawn for six-years and the final installment is payable upon maturity on November 27, 2020
Term Loans [Member] | Unsecured Term Loan [Member] | December Three Two Thousand Thirteen | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Date of Loan Agreement	December 3, 2013
Lender(s)	BPI
Dates Drawn	December 10, 2013
Drawn Amount	₱ 3,000
Paid in full on	—
Outstanding Amounts	₱ 2,818		2,846
Terms	Annual amortization rate of 1% of the total amount drawn for the first six-years and the final installment is payable upon maturity on December 10, 2020
Term Loans [Member] | Unsecured Term Loan [Member] | January Twenty Nine Two Thousand Fourteen | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Date of Loan Agreement	January 29, 2014
Lender(s)	LBP
Dates Drawn	February 5, 2014
Drawn Amount	₱ 3,000
Paid in full on	—
Outstanding Amounts	₱ 2,847		2,875
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021
Term Loans [Member] | Unsecured Term Loan [Member] | February Three Two Thousand Fourteen | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 500
Date of Loan Agreement	February 3, 2014
Lender(s)	LBP
Dates Drawn	February 7, 2014
Drawn Amount	₱ 500
Paid in full on	—
Outstanding Amounts	₱ 475		480
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021
Term Loans [Member] | Unsecured Term Loan [Member] | April Two Two Thousand Fourteen | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Date of Loan Agreement	April 2, 2014
Lender(s)	Philam Life
Dates Drawn	April 4, 2014
Drawn Amount	₱ 1,500
Paid in full on	—
Outstanding Amounts	₱ 1,500		1,500
Terms	Payable in full upon maturity on April 4, 2024
Term Loans [Member] | Unsecured Term Loan [Member] | April Two Two Thousand Fourteen | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 500
Date of Loan Agreement	April 2, 2014
Lender(s)	BDO
Dates Drawn	April 4, 2014
Drawn Amount	₱ 500
Paid in full on	—
Outstanding Amounts	₱ 475		480
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on April 2, 2021
Term Loans [Member] | Unsecured Term Loan [Member] | May Twenty Three Two Thousand Fourteen | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Date of Loan Agreement	May 23, 2014
Lender(s)	Philam Life
Dates Drawn	May 28, 2014
Drawn Amount	₱ 1,000
Paid in full on	—
Outstanding Amounts	₱ 1,000		1,000
Terms	Payable in full upon maturity on May 28, 2024
Term Loans [Member] | Unsecured Term Loan [Member] | June Nine Two Thousand Fourteen
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Date of Loan Agreement	June 9, 2014
Lender(s)	LBP
Dates Drawn	June 13, 2014
Drawn Amount	₱ 1,000
Paid in full on	—
Outstanding Amounts	₱ 950		960
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 13, 2024
Term Loans [Member] | Unsecured Term Loan [Member] | July Twenty Eight Two Thousand Fourteen | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Date of Loan Agreement	July 28, 2014
Lender(s)	Union Bank
Dates Drawn	July 31, 2014
Drawn Amount	₱ 1,500
Paid in full on	—
Outstanding Amounts	₱ 1,425		1,440
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on July 31, 2024
Term Loans [Member] | Unsecured Term Loan [Member] | February Twenty Five Two Thousand Fifteen | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Date of Loan Agreement	February 25, 2015
Lender(s)	BPI
Dates Drawn	March 24, 2015
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 1,920		1,940
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on March 24, 2025
Term Loans [Member] | Unsecured Term Loan [Member] | June Twenty Six Two Thousand Fifteen | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Date of Loan Agreement	June 26, 2015
Lender(s)	BPI
Dates Drawn	June 30, 2015
Drawn Amount	₱ 3,000
Paid in full on	—
Outstanding Amounts	₱ 2,880		2,910
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 30, 2025
Term Loans [Member] | Unsecured Term Loan [Member] | August Three Two Thousand Fifteen | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Date of Loan Agreement	August 3, 2015
Lender(s)	Metrobank
Dates Drawn	Various dates in 2015
Drawn Amount	₱ 5,000
Paid in full on	—
Outstanding Amounts	₱ 4,800		4,850
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on September 23, 2025
Term Loans [Member] | Unsecured Term Loan [Member] | August Eleven Two Thousand Fifteen | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Date of Loan Agreement	August 11, 2015
Lender(s)	Metrobank
Dates Drawn	September 1, 2015
Drawn Amount	₱ 5,000
Paid in full on	—
Outstanding Amounts	₱ 4,785		4,833
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025
Term Loans [Member] | Unsecured Term Loan [Member] | December Eleven Two Thousand Fifteen | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Date of Loan Agreement	December 11, 2015
Lender(s)	BPI
Dates Drawn	December 21, 2015
Drawn Amount	₱ 5,000
Paid in full on	—
Outstanding Amounts	₱ 4,784		4,832
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025
Term Loans [Member] | Unsecured Term Loan [Member] | December Sixteen Two Thousand Fifteen | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Date of Loan Agreement	December 16, 2015
Lender(s)	Metrobank
Dates Drawn	December 28, 2015
Drawn Amount	₱ 5,000
Paid in full on	—
Outstanding Amounts	₱ 4,784		4,831
Terms	Annual amortization rate of 1% of the principal amount up to the tenth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026
Term Loans [Member] | Unsecured Term Loan [Member] | December Eighteen Two Thousand Fifteen | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 7,000
Date of Loan Agreement	December 18, 2015
Lender(s)	CBC
Dates Drawn	December 28, 2015 and February 24, 2016
Drawn Amount	₱ 7,000
Paid in full on	—
Outstanding Amounts	₱ 5,593		6,289
Terms	Annual amortization rate of 1% of the principal amount on the third-year up to the sixth-year from the initial drawdown date, with balance payable upon maturity on December 28, 2022
Term Loans [Member] | Unsecured Term Loan [Member] | July One Two Thousand Sixteen | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 6,000
Date of Loan Agreement	July 1, 2016
Lender(s)	Metrobank
Dates Drawn	August 30, 2016 and November 10, 2016
Drawn Amount	₱ 6,000
Paid in full on	—
Outstanding Amounts	₱ 5,804		5,859
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on August 30, 2023
Term Loans [Member] | Unsecured Term Loan [Member] | July Fourteen Two Thousand Sixteen | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Date of Loan Agreement	July 14, 2016
Lender(s)	Security Bank
Dates Drawn	February 27, 2017
Drawn Amount	₱ 8,000
Paid in full on	—
Outstanding Amounts	₱ 7,651		7,807
Terms	Annual amortization rate of 1% of the total amount drawn payable semi-annually starting from the end of the first-year after the initial drawdown date until the ninth-year and the balance payable on maturity on March 1, 2027
Term Loans [Member] | Unsecured Term Loan [Member] | September Twenty Two Thousand Sixteen | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 6,500
Date of Loan Agreement	September 20, 2016
Lender(s)	BPI
Dates Drawn	November 2, 2016 and December 19, 2016
Drawn Amount	₱ 6,500
Paid in full on	—
Outstanding Amounts	₱ 6,286		6,346
Terms	Annual amortization rate of 1% on the first- year up to the sixth-year from initial drawdown date and the balance payable upon maturity on November 2, 2023
Term Loans [Member] | Others Three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 6,959		10,327
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date September 28,2016 [Member] | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Date of Loan Agreement	September 28, 2016
Lender(s)	BDO
Dates Drawn	October 5, 2016
Drawn Amount	₱ 3,000
Paid in full on	—
Outstanding Amounts	₱ 2,910		2,940
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date October 14,2016 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,300
Date of Loan Agreement	October 14, 2016
Lender(s)	BPI
Dates Drawn	December 19, 2016
Drawn Amount	₱ 5,300
Paid in full on	—
Outstanding Amounts	₱ 5,125		5,175
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on December 19, 2023
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date October 27,2016 [Member] | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Date of Loan Agreement	October 27, 2016
Lender(s)	CBC
Dates Drawn	December 8, 2016
Drawn Amount	₱ 2,500
Paid in full on	—
Outstanding Amounts	₱ 2,250		2,500
Terms	Annual amortization rate of 10% of the amount drawn starting on the third-year up to the sixth-year, with balance payable upon maturity on December 8, 2023
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date October 28,2016 [Member] | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Date of Loan Agreement	October 28, 2016
Lender(s)	Security Bank
Dates Drawn	April 5, 2017
Drawn Amount	₱ 4,000
Paid in full on	—
Outstanding Amounts	₱ 1,935		1,953
Terms	Semi-annual amortization rate of 1% of the total amount drawn from first-year up to the ninth-year and the balance payable upon maturity on April 5, 2027
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date December 16,2016 [Member] | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Date of Loan Agreement	December 16, 2016
Lender(s)	PNB
Dates Drawn	December 7, 2017
Drawn Amount	₱ 1,000
Paid in full on	—
Outstanding Amounts	₱ 980		990
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date December 22,2016 [Member] | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Date of Loan Agreement	December 22, 2016
Lender(s)	LBP
Dates Drawn	January 22, 2018
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 1,980		2,000
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date December 23,2016 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,500
Date of Loan Agreement	December 23, 2016
Lender(s)	LBP
Dates Drawn	April 5, 2017
Drawn Amount	₱ 3,500
Paid in full on	—
Outstanding Amounts	₱ 3,417		3,450
Terms	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 5, 2027
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date April 18,2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Date of Loan Agreement	April 11, 2019
Lender(s)	Bank of China Limited, Manila Branch
Dates Drawn	September 6, 2019
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 1,985
Terms	Annual amortization rate equivalent to 1% of the amount of loan payable on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date April 18,2017 [Member] | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Date of Loan Agreement	April 18, 2017
Lender(s)	PNB
Dates Drawn	January 3, 2018
Drawn Amount	₱ 1,500
Paid in full on	—
Outstanding Amounts	₱ 1,485		1,500
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth- year anniversary of the advance and the balance payable upon maturity on January 3, 2025
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date May 24, 2017 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Date of Loan Agreement	May 24, 2017
Lender(s)	Security Bank
Dates Drawn	May 29, 2017
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 1,950		1,970
Terms	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date July 5, 2017 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,500
Date of Loan Agreement	July 5, 2017
Lender(s)	LBP
Dates Drawn	July 10, 2017
Drawn Amount	₱ 3,500
Paid in full on	—
Outstanding Amounts	₱ 3,430		3,465
Terms	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on July 12, 2027
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date August 29, 2017 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Date of Loan Agreement	August 29, 2017
Lender(s)	LBP
Dates Drawn	April 2, 2018
Drawn Amount	₱ 1,500
Paid in full on	—
Outstanding Amounts	₱ 1,485		1,500
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 3, 2028
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date September 28, 2017 [Member] | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Date of Loan Agreement	September 28, 2017
Lender(s)	Union Bank
Dates Drawn	February 19, 2018
Drawn Amount	₱ 1,000
Paid in full on	—
Outstanding Amounts	₱ 990		1,000
Terms	Annual amortization rate of 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth- year anniversary of the advance and the balance payable upon maturity on February 21, 2028
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date April 19, 2017 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Date of Loan Agreement	April 19, 2018
Lender(s)	LBP
Dates Drawn	April 25, 2018
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 1,980		2,000
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 25, 2028
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date April 20,2018 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Date of Loan Agreement	April 20, 2018
Lender(s)	LBP
Dates Drawn	May 3, 2018
Drawn Amount	₱ 1,000
Paid in full on	—
Outstanding Amounts	₱ 990		1,000
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on May 3, 2028
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date May 9,2018 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Date of Loan Agreement	May 9, 2018
Lender(s)	BPI
Dates Drawn	May 10, 2018
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 1,980		2,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date May 9,2018 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Date of Loan Agreement	May 9, 2018
Lender(s)	BPI
Dates Drawn	May 10, 2018
Drawn Amount	₱ 3,000
Paid in full on	August 10, 2018
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date May 25,2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Date of Loan Agreement	May 25, 2018
Lender(s)	BPI
Dates Drawn	May 28, 2018
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 1,969		1,986
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on May 28, 2024
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date June 27,2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Date of Loan Agreement	June 27, 2018
Lender(s)	Development Bank of the Philippines, or DBP
Dates Drawn	June 28, 2018
Drawn Amount	₱ 1,500
Paid in full on	—
Outstanding Amounts	₱ 1,500		1,500
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the third- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on June 28, 2024
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date July 31,2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Date of Loan Agreement	July 31, 2018
Lender(s)	BPI
Dates Drawn	August 10, 2018
Drawn Amount	₱ 3,000
Paid in full on	—
Outstanding Amounts	₱ 2,950		2,978
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date January 11, 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Date of Loan Agreement	January 11, 2019
Lender(s)	DBP
Dates Drawn	May 6, 2019 September 2, 2019
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 4,978
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the third-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 7, 2029
Loan Amount Drawn	₱ 3,000
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date February 18, 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Date of Loan Agreement	February 18, 2019
Lender(s)	Union Bank
Dates Drawn	July 11, 2019 September 6, 2019 October 1, 2019 November 5, 2019
Drawn Amount	₱ 3,000
Paid in full on	—
Outstanding Amounts	₱ 7,978
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on July 11, 2029
Loan Amount Drawn	₱ 2,000
Loan Amount Drawn	1,000
Loan Amount Drawn	2,000
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date February 21, 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Date of Loan Agreement	February 21, 2019
Lender(s)	PNB
Dates Drawn	March 11, 2019
Drawn Amount	₱ 4,000
Paid in full on	—
Outstanding Amounts	₱ 3,972
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the seventh-year anniversary of the initial drawdown date and the balance payable upon maturity on March 11, 2027
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date July 1, 2019 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Date of Loan Agreement	July 1, 2019
Lender(s)	PNB
Dates Drawn	September 6, 2019
Drawn Amount	₱ 2,000
Paid in full on	—
Outstanding Amounts	₱ 1,985
Terms	Annual amortization rate equivalent to 1% of the total amount drawn from the facility on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date September 25, 2019 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Date of Loan Agreement	September 25, 2019
Lender(s)	CBC
Dates Drawn	October 2, 2019
Drawn Amount	₱ 8,000
Paid in full on	—
Outstanding Amounts	₱ 7,942
Terms	Annual amortization rate equivalent to 10% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on October 2, 2029
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date December 9, 2019 [Member] | Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Date of Loan Agreement	December 9, 2019
Lender(s)	DBP
Dates Drawn	December 12, 2019
Drawn Amount	₱ 4,000
Paid in full on	—
Outstanding Amounts	₱ 3,970
Terms	Annual amortization rate equivalent to 1% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on December 12, 2029
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date March 24, 2020 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Date of Loan Agreement	March 24, 2020
Lender(s)	RCBC
Dates Drawn	March 26, 2020
Drawn Amount	₱ 4,000
Paid in full on	—
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year anniversary of the drawdown date and the balance payable upon maturity on March 27, 2028
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date December 12, 2019 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,500
Date of Loan Agreement	December 12, 2019
Lender(s)	BPI
Dates Drawn	December 15, 2019
Drawn Amount	₱ 4,500
Paid in full on	—
Outstanding Amounts	₱ 4,500
Terms	Annual amortization rate equivalent to 1% of the advance on the first year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2029
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date March 30, 2020 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Date of Loan Agreement	March 30, 2020
Lender(s)	MUFG Bank, Ltd.
Dates Drawn	—
Cancelled Undrawn Amount	₱ 2,500
Paid in full on	—
Terms	Amortization rate equivalent to: (1) 20% of the amount drawn payable on the 30th, 48th, 54th and 72nd month from the drawdown date; (2) 0.50% of the amount drawn payable on the 36th, 42nd, 60th and 66th month from the drawdown date; and (3) 18% of the amount drawn payable upon maturity
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date January 20, 2020 [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Date of Loan Agreement	January 20, 2020
Lender(s)	BDO
Dates Drawn	January 24, 2020
Drawn Amount	₱ 3,000
Paid in full on	—
Terms	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 24, 2030
Term Loans [Member] | Unsecured Term Loans [Member] | Loan agreement date January 29, 2020 [member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Date of Loan Agreement	January 29, 2020
Lender(s)	BDO
Dates Drawn	January 31, 2020
Drawn Amount	₱ 5,000
Paid in full on	—
Terms	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 31, 2030
Term Loans [Member] | Others Four [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 25,311		25,789
Term Loans [Member] | Others Five [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	12,805		12,935
Term Loans [Member] | Others Six [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	35,259		₱ 6,464
Term Loans [Member] | Other seven [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 8,470
Term Loans [Member] | Tranche A | Others Two | U.S. Dollar Debts [Member] | February Twenty Six Two Thousand Fifteen Loan Agreement | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		150.0
Term Loans [Member] | Tranche B | Others Two | U.S. Dollar Debts [Member] | February Twenty Six Two Thousand Fifteen Loan Agreement | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		$ 50.0